Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2022
Cash and cash equivalents
Schedule of cash and cash equivalents

	June 30, 2022	December 31, 2021
Cash at bank and on hand	8,812,858	20,484,836
Total cash and cash equivalents	8,812,858	20,484,836

Schedule of cash and cash equivalents by currency

	June 30, 2022	December 31, 2021
CHF	86.65%	44.33%
USD	10.46%	54.47%
EUR	2.33%	0.58%
GBP	0.56%	0.62%
Total	100.00%	100.00%